INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of components of net loss before income taxes

	2025	2024
United States	$(12,095,765)	$(12,682,008)
Foreign	(95,922)	(128,109)
Net loss before income tax expense-continuing operations	$(12,191,687)	$(12,810,117)

Schedule of components of income tax benefit

	2025	2024
Current:
Federal	$—	$1,516,061
State	—	484,418
Foreign	—	—
Total current	—	2,000,479
Deferred:
Federal	2,337,425	1,147,228
State	(1,338,552)	366,567
Foreign	27,166	—
Total deferred	1,026,039	1,513,795
Total current and deferred	1,026,039	3,521,274
Less: change in valuation	(1,026,039)	(3,521,274)
Total income tax benefit	$—	$—

Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate

	2025	2024
Tax at federal statutory rate	21.00%	21.00%
Tax at state statutory rate, net of federal tax effect	6.26%	6.71%
Provision to return true ups	1.97%	0.00%
Rate change	-15.88%	0.00%
Nondeductible Expense	-4.98%
Other	0.05%	0.00%
Change in valuation allowance	-8.42%	-27.71%
	0.00%	0.00%

Schedule of deferred tax assets (liabilities)

	2025	2024
Net operating loss carryforwards	$13,239,806	$13,337,393
Research and Development expenses	4,445,923	3,408,168
Share-based compensation	479,442	309,044
P&E-Book basis, excess of tax basis	(48,011)	(115,378)
Miscellaneous	236,664	474,380
Less: valuation allowance	(18,353,824)	(17,413,607)
Net deferred tax assets (liabilities)	$—	$—